UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	March 31, 2017

T. Rowe Price U.S. Large-Cap Core Fund

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.8%		
CONSUMER DISCRETIONARY 11.6%		
Internet & Direct Marketing Retail 3.1%		
Amazon.com (1)	7,052	6,252
Priceline (1)	3,137	5,583
		11,835
Media 4.1%		
Comcast, Class A	240,900	9,056
Twenty-First Century Fox, Class A	202,200	6,549
		15,605
Multiline Retail 0.7%		
Dollar General	41,041	2,862
		2,862
Specialty Retail 3.7%		
AutoZone (1)	9,880	7,144
Home Depot	46,300	6,798
		13,942
Total Consumer Discretionary		44,244
CONSUMER STAPLES 11.0%		
Beverages 4.7%		
Dr Pepper Snapple	51,100	5,004
PepsiCo	113,780	12,727
		17,731
Food & Staples Retailing 1.7%		
Walgreens Boots Alliance	78,349	6,507
		6,507

Food Products 1.4%		
Mondelez International	122,880	5,294
		5,294
Tobacco 3.2%		
Philip Morris International	108,328	12,230
		12,230
Total Consumer Staples		41,762
ENERGY 4.4%		
Oil, Gas & Consumable Fuels 4.4%		
Chevron	47,461	5,096
Hess	106,535	5,136
Occidental Petroleum	101,720	6,445
Total Energy		16,677
FINANCIALS 18.1%		
Banks 8.3%		
JPMorgan Chase	175,574	15,422
KeyCorp	259,200	4,609
Wells Fargo	206,949	11,519
		31,550
Capital Markets 4.8%		
Bank of New York Mellon	158,093	7,467
Intercontinental Exchange	93,400	5,592
Morgan Stanley	122,270	5,238
		18,297
Insurance 5.0%		
Marsh & McLennan	108,360	8,007
Willis Towers Watson	34,100	4,463

XL Group	162,959	6,495
		18,965
Total Financials		68,812
HEALTH CARE 14.7%		
Health Care Equipment & Supplies 7.9%		
Becton, Dickinson & Company	53,315	9,780
Danaher	130,788	11,186
Medtronic	115,708	9,322
		30,288
Health Care Providers & Services 2.3%		
UnitedHealth Group	54,363	8,916
		8,916
Life Sciences Tools & Services 2.6%		
Agilent Technologies	83,370	4,407
Thermo Fisher Scientific	34,660	5,324
		9,731
Pharmaceuticals 1.9%		
Merck	112,400	7,142
		7,142
Total Health Care		56,077
INDUSTRIALS & BUSINESS SERVICES 4.7%		
Aerospace & Defense 1.3%		
General Dynamics	26,200	4,904
		4,904
Commercial Services & Supplies 1.3%		
Waste Connections	58,000	5,117
		5,117

Industrial Conglomerates 2.1%		
Honeywell International	63,680	7,952
		7,952
Machinery 0.0%		
Wabtec	1,883	147
		147
Total Industrials & Business Services		18,120
INFORMATION TECHNOLOGY 20.0%		
Communications Equipment 1.3%		
Cisco Systems	148,180	5,008
		5,008
Internet Software & Services 4.9%		
Alphabet, Class C (1)	15,203	12,612
Facebook, Class A (1)	42,990	6,107
		18,719
IT Services 3.9%		
Fiserv (1)	34,000	3,921
Visa, Class A	120,473	10,706
		14,627
Semiconductor & Semiconductor Equipment 1.3%		
Qualcomm	88,000	5,046
		5,046
Software 4.7%		
Microsoft	171,830	11,317
Red Hat (1)	38,669	3,345
Salesforce.com (1)	40,542	3,344
		18,006

Technology Hardware, Storage & Peripherals 3.9%		
Apple	104,018	14,943
		14,943
Total Information Technology		76,349
MATERIALS 2.5%		
Chemicals 0.4%		
EI du Pont de Nemours	18,600	1,494
		1,494
Containers & Packaging 2.1%		
Ball	109,511	8,133
		8,133
Total Materials		9,627
REAL ESTATE 2.4%		
Equity Real Estate Investment Trusts 2.4%		
American Tower, REIT	42,713	5,191
Crown Castle International, REIT	41,000	3,873
Total Real Estate		9,064
TELECOMMUNICATION SERVICES 0.9%		
Wireless Telecommunication Services 0.9%		
T-Mobile US (1)	50,830	3,283
Total Telecommunication Services		3,283
UTILITIES 4.5%		
Electric Utilities 4.5%		
NextEra Energy	48,827	6,268
PG&E	86,400	5,733

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2017, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $321,258,000. Net unrealized gain aggregated $57,900,000 at period-end, of which $59,717,000 related to appreciated investments and $1,817,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017